NEIMAN FUNDS

Neiman Large Cap Value Fund
No-Load Shares (NEIMX)
Class A Shares (NEAMX)
Class C Shares (NECMX)

Neiman Tactical Income Fund
Class A Shares (NTAFX)
Class C Shares (NTCFX)

Neiman Balanced Allocation Fund
Class A Shares (NBAFX)
Class C Shares (NBCFX)

Supplement dated January 7, 2015
to each Fund’s Prospectus dated August 1, 2014

Effective January 1, 2015, Northern Lights Distributors, LLC replaced Rafferty Capital Markets, LLC as each Fund’s distributor. The Prospectus for each Fund is hereby amended to reflect the following changes:

Throughout the Prospectus, all references to “Rafferty Capital Markets, LLC” shall be replaced with “Northern Lights Distributors, LLC.”

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This Supplement, along with each Fund’s Prospectus and Statement of Additional Information, each dated August 1, 2014, provide the information an investor ought to know before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-385-2720. The Prospectus may be obtained by visiting the Funds’ website at www.neimanfunds.com. You should retain this Supplement for future reference.